Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)			3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 20, 2018	Dec. 22, 2017	Feb. 28, 2019	Nov. 30, 2020	May 31, 2020	May 31, 2019	Jan. 01, 2019
Federal depository insurance coverage				$ 250,000	$ 250,000
Allowance for doubtful accounts				139,867	52,400
Operating lease right-of-use asset				1,320,846	490,984	$ 100,146	$ 500,000
Operating lease liability				$ 281,088	151,867	$ 32,045
Offering costs					$ 98,198
Statutory tax rate		35.00%			21.00%	21.00%
Accounting Standards Update 2016-02 [Member]
Operating lease right-of-use asset							110,003
Operating lease liability							107,678
Polar, K2 And Escrow Agent [Member] | Stock Purchase Agreement [Member]
Description of amendment of payment terms	The Company at the closing of the Stock Sales from $11.23 per share to (1) first $6.00 per share up to 20% of the original number of Shares (as defined in the respective Purchase Agreement), (2) then $5.00 per remaining share up to 20% of the original number of Shares, (3) then $4.00 per remaining share up to 20% of the original number of Shares, (4) then $3.00 per remaining Share up to 20% of the original number of Shares, and (5) then $2.00 per remaining Share up to 20% of the original number of Shares, (y) to extend the outside date of the closing of the Stock Sales until January 18, 2019, and (z) to authorize the issuance of $3,542,700 and $1,590,600 from the Escrow Account to Polar and K2, respectively, as partial payment for the Shares prior to the final closing of the Stock Sales.
Minimum [Member]
Property, plant and equipment, useful life				3 years	3 years
Finite lived intangible asset, useful life				3 years	3 years
Maximum [Member]
Property, plant and equipment, useful life				5 years	5 years
Finite lived intangible asset, useful life				5 years	5 years
Operating Lease Current Liabilities [Member]
Operating lease liability					$ 151,867		$ 500,000
Simplicity One Brasil Ltd [Member]
Equity method investment, ownership percentage					90.00%
Simplicity Happy Valley, LLC and Simplicity Redmond, LLC [Member]
Equity method investment, ownership percentage					79.00%
Smaaash Entertainment, Inc [Member]
Impairment expense			$ 150,000